Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	$ 19,997	$ 43,562
Pension and OPEB plan assets (note 10)	48,477	26,482
Long-term deposits and cash collateral	19,336	22,537
Income taxes recoverable	9,988	7,100
Deferred financing costs	27,176	28,586
Insurance recoveries (note 22(a))	66,000	0
Other	31,080	21,596
Total other assets	222,054	149,863
Less: current portion	(23,061)	(22,564)
Other assets (note 11)	$ 198,993	$ 127,299